Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2018-2021) (Detail) - Plan 2018-2021 [member] $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	237,082	508,458
Settled	(230,254)	(246,457)
Expired	(6,828)	(24,919)
Amount at the end of the fiscal year		237,082
Expense recognized during the fiscal year | $		$ 2
Fair value of shares on grant date (in U.S. dollars) | $ / shares	$ 13.6	$ 13.6